Document and Entity Information	Sep. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	W. R. GRACE & CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13953
Entity Tax Identification Number	65-0773649
Entity Address, Address Line One	7500 Grace Drive
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21044-4098
City Area Code	410
Local Phone Number	531-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001045309
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GRA
Security Exchange Name	NYSE